INVESTMENTS IN AFFILIATES - Golar Partners (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advances to Affiliates [Line Items]
Equity in net assets of non-consolidated investees	$ 313,021	$ 335,372	$ 350,918
General Partner Units and IDRs	204,172	204,172
Golar Partners
Investments in and Advances to Affiliates [Line Items]
Equity in net assets of non-consolidated investees	307,546	328,853
Common units	25,530	275,307
General Partner Units and IDRs	196,825	196,825
Total investments in Golar Partners	$ 529,901	$ 800,985